Advances From The Federal Home Loan Bank (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Federal Home Loan Bank, Advances [Line Items]
Federal home loans advances	$ 187,100	$ 206,900
Loans for pledged collateral	36,330	$ 41,349
Federal Home Loan Bank Borrowings [Member]
Federal Home Loan Bank, Advances [Line Items]
Loans for pledged collateral	76,100
Funds from line of credit	2,000
Home Equity Loans and Share Loans [Member]
Federal Home Loan Bank, Advances [Line Items]
Loans for pledged collateral	$ 11,300
Minimum [Member]
Federal Home Loan Bank, Advances [Line Items]
Advances for interest rate	2.11%
Maximum [Member]
Federal Home Loan Bank, Advances [Line Items]
Advances for interest rate	4.67%
Weighted-Average Interest Rate [Member]
Federal Home Loan Bank, Advances [Line Items]
Weighted-average interest rate for advances	4.26%